Convertible Loan and Financial Derivative Liability For the Right to Future Investment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of 2017 Loan and 2016 Loan that were amended to be denominated in U.S. dollars instead of NIS
	2017 Loan		2016 Loan

Aggregate principal amount	$822	(*)	$531

Conversion price per Company’s share	$1.1112		$0.9768

Aggregate maximum of Right to Future Investment	$1,233	(**)	$797

Exercise Price of Right to Future Investment	$1.332		$1.308

(*)	Principal loan amount of $274 for each of the three 2017 Lenders.
(**)	Maximum of Right to Future Investment of $411 for each of the three 2017 Lenders.

	2017 Loan		2016 Loan

Aggregate principal amount	$	(*) 822	$531

Conversion price per Company’s share		$1.1112	$0.9768

Aggregate maximum of Right to Future Investment	$	(**) 1,233	$797

Exercise Price of Right to Future Investment		$1.332	$1.308

(*) Principal	loan amount of $274 for each of the 2017 Lenders.

(**) Maximum	of Right to Future Investment of $411 for each of the 2017 Lenders.

Schedule of roll forward of 2017 Loan and 2016 Loan
	September 30,		December 31,
	2018		2017

Opening balance	$3,204		$289
Proceeds from issuance of convertible loan, net of issuance cost	-		811
Recognition of BCF as a discount of 2017 Loan	-		(811)
Amortization of premium related to convertible loans	(1,338	)(*)	-
Amortization of discounts resulting from BCF and derivative liability and debt issuance costs related to 2017 Loan and 2016 Loan	-		1,122
Accrued interest on 2017 Loan and 2016 Loan	40		47
Derecognition of carrying amount of 2016 Loan and 2017 Loan upon extinguishment	-		(1,458)
Amount allocated to 2016 and 2017 Loan based on modified terms	-		3,204

	$1,906		$3,204

(*)

The amortization of premium represents the periodic amortization of the balance of the amount that was allocated to the 2016 and 2017 Loans upon the 2017 Loan amendment into the respective principal amount of such loans.

	December 31,
	2017	2016

Opening balance	$289	$-
Proceeds from issuance of convertible loan, net of issuance cost	811	508
Recognition of derivative liability related to 2016 Loan	-	(110)
Recognition of BCF as a discount of 2017 Loan	(811)	(247)
Amortization of discounts resulting from BCF and derivative liability and debt issuance costs related to 2017 Loan and 2016 Loan	1,122	122
Accrued interest on 2017 Loan and 2016 Loan	47	16
Derecognition of carrying amount of 2016 Loan and 2017 Loan upon extinguishment	(1,458)	-
Amount allocated to 2016 and 2017 Loan based on modified terms	3,204	-

	$3,204	$289